Consolidated Statements of Changes in Equity $ in Millions		USD ($) shares	Issued capital [member] USD ($) shares		Share Premium USD ($)	Retained Earnings USD ($)	Other Reserves USD ($)	Capital Redemption Reserve USD ($)	Cash Flow Hedge Reserve USD ($)	Other Components of Equity USD ($)	Total equity attributable to equity holders of the company USD ($)	Non-controlling interest USD ($)
Balance (Impact on Account of Adoption of IFRS 16 [member]) at Mar. 31, 2019	[1]	$ (6)				$ (6)					$ (6)
Balance (Upon Adoption of IFRS 16 [member]) at Mar. 31, 2019		9,394	$ 339		$ 277	11,242	$ 384	$ 10	$ 3	$ (2,870)	9,385	$ 9
Balance at Mar. 31, 2019		9,400	$ 339		277	11,248	384	10	3	(2,870)	9,391	9
Balance, Shares (Upon Adoption of IFRS 16 [member]) at Mar. 31, 2019 | shares	[2]		4,335,954,462
Balance, Shares at Mar. 31, 2019 | shares	[2]		4,335,954,462
Changes in equity for the year
Net Profit		2,338				2,331					2,331	7
Re-measurement of the net defined benefit liability/asset, net*		(24)								(24)	(24)
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)		(5)								(5)	(5)
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[1]	3								3	3
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)		(5)							(5)		(5)
Exchange difference on translation of foreign operations		(720)								(718)	(718)	(2)
Total comprehensive income		1,587				2,331			(5)	(744)	1,582	5
Shares issued on exercise of employee stock options (Refer to Note 2.17)		1			1						1
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]		2,666,014
Buyback of equity shares (Refer to Note 2.15)		(902)	$ (7)			(895)					(902)
Buyback of equity shares (Refer to note 2.5 and 2.15), Shares | shares	[2]		(97,867,266)
Transaction costs related to buyback* (Refer to Note 2.15)	[1]	(1)				(1)					(1)
Amount transferred to capital redemption reserve upon Buyback (Refer to Note 2.15)		0				(7)		7
Non-controlling interests on acquisition of subsidiary (Refer to Note 2.10)		46										46
Transfer to other reserves		0				(361)	361
Transfer from other reserves on utilization		0				151	(151)
Effect of modification of equity settled share-based payment awards to cash settled awards (Refer to Note 2.17)		(8)			(7)	(1)					(8)
Financial liability under option arrangements (Refer to Note 2.5)		(86)				(86)					(86)
Employee stock compensation expense (Refer to Note 2.17)		33			33						33
Income tax benefit arising on exercise of stock options		1			1						1
Dividends paid to non-controlling interest of subsidiary		(5)										(5)
Dividends (including corporate dividend tax)(1)	[3]	(1,359)				(1,359)					(1,359)
Balance at Mar. 31, 2020		8,701	$ 332		305	11,014	594	17	(2)	(3,614)	8,646	55
Balance, Shares at Mar. 31, 2020 | shares	[2]		4,240,753,210
Changes in equity for the year
Net Profit		2,623				2,613					2,613	10
Re-measurement of the net defined benefit liability/asset, net*		17								17	17
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)		16								16	16
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[1]	(14)								(14)	(14)
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)		4							4		4
Exchange difference on translation of foreign operations		333								332	332	1
Total comprehensive income		2,979				2,613			4	351	2,968	11
Shares issued on exercise of employee stock options (Refer to Note 2.17)		2			2						2
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]		4,392,904
Transfer to other reserves		0				(455)	455
Transfer from other reserves on utilization		0				141	(141)
Effect of modification of equity settled share-based payment awards to cash settled awards (Refer to Note 2.17)		12			12						12
Employee stock compensation expense (Refer to Note 2.17)		34			34						34
Income tax benefit arising on exercise of stock options		6			6						6
Payment towards acquisition of minority interest		(7)				(4)					(4)	(3)
Dividends paid to non-controlling interest of subsidiary		(3)										(3)
Dividends (including corporate dividend tax)(1)	[3]	(1,222)				(1,222)					(1,222)
Balance at Mar. 31, 2021		$ 10,502	$ 332		359	12,087	908	17	2	(3,263)	10,442	60
Balance, Shares at Mar. 31, 2021 | shares		4,245,146,114	4,245,146,114	[2]
Changes in equity for the year
Net Profit		$ 2,968				2,963					2,963	5
Re-measurement of the net defined benefit liability/asset, net*		(11)								(11)	(11)
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)		12								12	12
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[1]	(6)								(6)	(6)
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)		(1)							(1)		(1)
Exchange difference on translation of foreign operations		(320)								(320)	(320)
Total comprehensive income		2,642				2,963			(1)	(325)	2,637	5
Shares issued on exercise of employee stock options (Refer to Note 2.17)		2			2						2
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]		3,674,152
Buyback of equity shares (Refer to Note 2.15)		(1,499)	$ (4)		(86)	(1,409)					(1,499)
Buyback of equity shares (Refer to note 2.5 and 2.15), Shares | shares	[2]		(55,807,337)
Transaction costs related to buyback* (Refer to Note 2.15)	[1]	(4)				(4)					(4)
Amount transferred to capital redemption reserve upon Buyback (Refer to Note 2.15)		0				(4)		4
Transfer to other reserves		0				(408)	408
Transfer from other reserves on utilization		0				146	(146)
Employee stock compensation expense (Refer to Note 2.17)		52			52						52
Income tax benefit arising on exercise of stock options		10			10						10
Dividends paid to non-controlling interest of subsidiary		(12)										(12)
Dividends (including corporate dividend tax)(1)	[3]	(1,699)				(1,699)					(1,699)
Balance at Mar. 31, 2022		$ 9,994	$ 328		$ 337	$ 11,672	$ 1,170	$ 21	$ 1	$ (3,588)	$ 9,941	$ 53
Balance, Shares at Mar. 31, 2022 | shares		4,193,012,929	4,193,012,929	[2]

[1]	net of taxes
[2]	excludes treasury shares of 13,725,712 as of March 31, 2022, 15,514,732 as of March 31, 2021, and 18,239,356 as of March 31, 2020, and 20,324,982 as of April 1, 2019, held by consolidated trust.
[3]	net of treasury shares